CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended			48 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Income Statement [Abstract]
Net loss for the period	$ (15,436,410)	$ (10,025,101)	$ (23,612,393)	$ (70,711,034)
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities	(396,546)	(256,659)	(403,475)	680,081
Realized (gain) loss included in net loss	4,039	(7,373)	(772,698)	(1,017,653)
Impairment of marketable securities	178,250	433,973	0	612,223
Other comprehensive income (loss)	(214,257)	169,941	(1,176,173)	274,651
Comprehensive loss for the period	$ (15,650,667)	$ (9,855,160)	$ (24,788,566)	$ (70,436,383)